Intangible assets (Details 1) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Intangible exploration and evaluation assets	€ 995	€ 1,092	€ 735
Proved license and leasehold property [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Intangible exploration and evaluation assets	403	497
Unproved license and leasehold property [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Intangible exploration and evaluation assets	586	579
Other mineral interests [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Intangible exploration and evaluation assets	€ 6	€ 16